Transactions with Related Parties - Summary of Transactions were Carried Out with Related Parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales of services	R$ 159	R$ 232
Purchases of goods and services	(8,127)	(6,598)
Associates (legal and administration services) [member]
Disclosure of transactions between related parties [line items]
Sales of services	159	232
Entity controlled management personnel [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(7,730)	(6,537)
Associate (transaction services) [member]
Disclosure of transactions between related parties [line items]
Purchases of goods and services	R$ (397)	R$ (61)